PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) $ in Millions	Jan. 01, 2022 USD ($)
U.S.
Future Benefit Payments
2022	$ 7.1
2023	6.3
2024	6.1
2025	6.1
2026	5.9
2027-2031	22.5
International
Future Benefit Payments
2022	20.1
2023	22.5
2024	23.6
2025	22.2
2026	27.1
2027-2031	$ 138.5